Consolidated Statements Of Changes In Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Other Components Of Equity	Non-controlling interests
Balance at Dec. 31, 2015	₩ 67,942,475	₩ 66,634,467	₩ 4,053,578	₩ 48,187,241	₩ 14,393,648	₩ 1,308,008
Comprehensive income
Profit (loss) for the period	7,148,327	7,048,581	0	7,048,581	0	99,746
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(75,926)	(69,330)	0	(69,330)	0	(6,596)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(2,515)	(2,532)	0	(2,532)	0	17
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	61,279	61,275	0	0	61,275	4
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	28,414	27,075	0	0	27,075	1,339
Foreign currency translation of foreign operations, net of tax	41,360	31,406	0	0	31,406	9,954
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(54,914)	(54,918)	0	0	(54,918)	4
Dividends paid	(2,090,071)	(1,990,089)	0	(1,990,089)	0	(99,982)
Issuance of share capital by subsidiaries	16,559	1,750	0	0	1,750	14,809
Equity transaction within consolidation scope - other than issuance of share capital	48,307	36,008	0	0	36,008	12,299
Changes in consolidation scope	3,705	0	0	0	0	3,705
Dividends paid (hybrid bond)	(16,455)	0	0	0	0	(16,455)
Other changes in equity						0
Balance at Dec. 31, 2016	73,050,545	71,723,693	4,053,578	53,173,871	14,496,244	1,326,852
Comprehensive income
Profit (loss) for the period	1,441,394	1,298,720	0	1,298,720	0	142,674
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	170,337	158,991	0	158,991	0	11,346
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	10,067	10,065	0	10,065	0	2
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	(7,098)	(7,102)	0	0	(7,102)	4
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	20,868	19,614	0	0	19,614	1,254
Foreign currency translation of foreign operations, net of tax	(134,196)	(95,103)	0	0	(95,103)	(39,093)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(154,694)	(154,991)	0	0	(154,991)	297
Dividends paid	(1,341,341)	(1,271,089)	0	(1,271,089)	0	(70,252)
Issuance of share capital by subsidiaries	17,003	(1,378)	0	0	(1,378)	18,381
Changes in consolidation scope	7,337	0	0	0	0	7,337
Dividends paid (hybrid bond)	(15,856)	0	0	0	0	(15,856)
Repayment of hybrid securities	(99,750)	0	0	0	0	(99,750)
Other changes in equity	25	25	0	0	25	0
Balance at Dec. 31, 2017	72,964,641	71,681,445	4,053,578	53,370,558	14,257,309	1,283,196
Effect of change in accounting policy	(4,923)	(4,923)	0	71,928	(76,851)	0
Comprehensive income
Profit (loss) for the period	(1,174,498)	(1,314,567)	0	(1,314,567)	0	140,069
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(108,169)	(100,495)	0	(100,495)	0	(7,674)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(1,153)	(1,153)	0	(1,153)	0	0
Net change in fair value of equity investments at fair value through other comprehensive income	(34,185)	(34,125)	0	0	(34,125)	(60)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	211	(1,140)	0	0	(1,140)	1,351
Foreign currency translation of foreign operations, net of tax	(20,717)	(32,086)	0	0	(32,086)	11,369
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	57,088	57,089	0	0	57,089	(1)
Dividends paid	(599,893)	(507,152)	0	(507,152)	0	(92,741)
Issuance of share capital by subsidiaries	18,215	1,032	0	0	1,032	17,183
Changes in consolidation scope	9,530	0	0	0	0	9,530
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Other changes in equity	0
Balance at Dec. 31, 2018	₩ 71,092,762	₩ 69,743,925	₩ 4,053,578	₩ 51,519,119	₩ 14,171,228	₩ 1,348,837